Non-current other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Non-current other receivables
Schedule of non-current other receivables

	2021	2020	2019
	$m	$m	$m
Prepayments	391	395	392
Accrued income	61	56	10
Other receivables	443	269	338
Non-current other receivables	895	720	740